Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Leases
Leases
At December 31, 2015, we were obligated under operating leases covering office equipment, office and warehouse space, transponders and transportation equipment expiring at various dates. Future minimum lease payments required under our operating leases at December 31, 2015 were approximately as follows:

	2016	2017	2018	2019	2020	Thereafter
Future minimum lease payments	$27.1	$20.0	$14.0	$9.2	$7.8	$13.1

Total rental expense under operating leases was $47.0 million, $44.5 million and $23.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Some of our operating leases contain provisions for future rent increases, rent-free periods or periods in which rent payments are reduced. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent obligation, which is included in accrued liabilities and other long-term liabilities in the accompanying Consolidated Balance Sheets.